UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22282

 NAME OF REGISTRANT:                     Cook & Bynum Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2830 Cahaba Road
                                         Birmingham, AL 35223

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Amanda Pridgen
                                         2830 Cahaba Road
                                         Birmingham, AL 35223

 REGISTRANT'S TELEPHONE NUMBER:          205-994-2815

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


The Cook & Bynum Fund
--------------------------------------------------------------------------------------------------------------------------
 ANHEUSER-BUSCH INBEV SA                                                                     Agenda Number:  935378578
--------------------------------------------------------------------------------------------------------------------------
        Security:  03524A108
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2021
          Ticker:  BUD
            ISIN:  US03524A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Renewal of the powers of the Board of                     Mgmt          For                            For
       Directors relating to the acquisition by
       the Company of its own shares and
       amendments to article 15 of the articles of
       association Proposed resolution: cancelling
       the current authorization made to the Board
       of directors to acquire the Company's own
       shares which would have otherwise expired
       on 28 September 2021 and replacing it by a
       new authorization to the Board of Directors
       to purchase the Company's own shares for a
       period of five years as from the date
       ...(Due to space limits, see proxy material
       for full proposal).

5.     Approval of the statutory annual accounts.                Mgmt          For                            For

6.     Discharge to the directors.                               Mgmt          For                            For

7.     Discharge to the statutory auditor.                       Mgmt          For                            For

8A.    Proposed resolution: upon proposal from the               Mgmt          For                            For
       Restricted Shareholders, renewing the
       appointment as Restricted Share Director of
       Mr. Martin J. Barrington, for a period of
       one year ending at the end of the
       shareholders' meeting which will be asked
       to approve the accounts for the year 2021.

8B.    Proposed resolution: upon proposal from the               Mgmt          For                            For
       Restricted Shareholders, renewing the
       appointment as Restricted Share Director of
       Mr. William F. Gifford, Jr., for a period
       of one year ending at the end of the
       shareholders' meeting which will be asked
       to approve the accounts for the year 2021.

8C.    Proposed resolution: upon proposal from the               Mgmt          For                            For
       Restricted Shareholders, renewing the
       appointment as Restricted Share Director of
       Mr. Alejandro Santo Domingo Davila, for a
       period of one year ending at the end of the
       shareholders' meeting which will be asked
       to approve the accounts for the year 2021.

9.     Proposed resolution: approving the                        Mgmt          For                            For
       remuneration policy drafted in accordance
       with article 7:89/1 of the Belgian Code of
       Companies and Associations as set out in
       the 2020 annual report.

10.    Proposed resolution: approving the                        Mgmt          For                            For
       remuneration report for the financial year
       2020 as set out in the 2020 annual report.

11.    Approval of a change of control provision                 Mgmt          For                            For
       relating to the USD 10,100,000,000
       Revolving Credit and Swingline Facilities
       Agreement originally dated 26 February
       2010, as amended for the last time pursuant
       to an Amendment and Restatement Agreement
       dated 16 February 2021.

12.    Filings.                                                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV                                                                  Agenda Number:  713673019
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2021
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      SUBMISSION AND, AS THE CASE MAY BE,                       Mgmt          For                            For
       APPROVAL. I OF THE CHIEF EXECUTIVE OFFICERS
       REPORT PREPARED PURSUANT TO ARTICLE 44,
       SECTION XI OF THE SECURITIES MARKET LAW, IN
       RESPECT TO THE COMPANY'S TRANSACTIONS AND
       RESULTS FOR THE FISCAL YEAR ENDED AS OF
       DECEMBER 31, 2020, TOGETHER WITH THE
       EXTERNAL AUDITORS REPORT, AS WELL AS THE
       BOARD OF DIRECTORS OPINION ON THE CONTENT
       OF SUCH REPORT, II OF THE BOARD OF
       DIRECTORS REPORT ON THE TRANSACTIONS AND
       ACTIVITIES IN WHICH THE SAME PARTICIPATED,
       PURSUANT TO THE PROVISIONS SET FORTH IN THE
       SECURITIES MARKET LAW, AS WELL AS IN
       RESPECT SO SECTION B OF ARTICLE 172 OF THE
       GENERAL CORPORATION AND PARTNERSHIP LAW,
       AND III OF THE ANNUAL REPORT OF THE
       CHAIRMAN OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEE. READING OF THE REPORT
       ON THE COMPLIANCE WITH THE TAX OBLIGATIONS

II     PROPOSAL ON THE ALLOCATION OF THE PROFIT                  Mgmt          For                            For
       AND LOSS ACCOUNT OF FISCAL YEAR 2020, WHICH
       INCLUDES TO DECLARE AND PAY A DIVIDEND IN
       CASH, IN MEXICAN CURRENCY, AT A RATIO OF
       2.94 TWO PESOS AND NINETY FOUR CENTS,
       MEXICAN CURRENCY PER EACH OF THE SHARES
       OUTSTANDING

III    PROPOSAL IN RESPECT TO THE MAXIMUM AMOUNT                 Mgmt          For                            For
       OF FUNDS THAT MAY BE USED FOR THE PURCHASE
       OF OWN SHARES

IV     ELECTION OF THE MEMBERS OF THE COMPANY'S                  Mgmt          For                            For
       BOARD OF DIRECTORS, ASSESSMENT OF THE
       INDEPENDENCE THEREOF, UNDER THE TERMS OF
       ARTICLE 26 OF THE SECURITIES MARKET LAW,
       DETERMINATION OF COMPENSATIONS THERETO AND
       RESOLUTIONS IN CONNECTION THEREWITH.
       ELECTION OF SECRETARIES

V      DETERMINATION OF COMPENSATIONS TO THE                     Mgmt          For                            For
       MEMBERS OF THE DIFFERENT COMMITTEES OF THE
       BOARD OF DIRECTORS, AS WELL AS APPOINTMENT
       OF THE CHAIRMAN OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEE

VI     APPOINTMENT OF REPRESENTATIVES                            Mgmt          For                            For

VII    READING AND, AS THE CASE MAY BE, APPROVAL                 Mgmt          For                            For
       OF THE MEETINGS MINUTE

CMMT   16 MAR 2021: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO CHANGE IN RECORD DATE FROM
       07 APR 2021 TO 09 APR 2021 AND FURTHER
       CHANGE IN RECORD DATE FROM 09 APR 2021 TO
       31 MAR 2021. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BERKSHIRE HATHAWAY INC.                                                                     Agenda Number:  935351128
--------------------------------------------------------------------------------------------------------------------------
        Security:  084670702
    Meeting Type:  Annual
    Meeting Date:  01-May-2021
          Ticker:  BRKB
            ISIN:  US0846707026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Warren E. Buffett                                         Mgmt          For                            For
       Charles T. Munger                                         Mgmt          For                            For
       Gregory E. Abel                                           Mgmt          For                            For
       Howard G. Buffett                                         Mgmt          For                            For
       Stephen B. Burke                                          Mgmt          For                            For
       Kenneth I. Chenault                                       Mgmt          For                            For
       Susan L. Decker                                           Mgmt          For                            For
       David S. Gottesman                                        Mgmt          For                            For
       Charlotte Guyman                                          Mgmt          For                            For
       Ajit Jain                                                 Mgmt          For                            For
       Thomas S. Murphy                                          Mgmt          For                            For
       Ronald L. Olson                                           Mgmt          For                            For
       Walter Scott, Jr.                                         Mgmt          For                            For
       Meryl B. Witmer                                           Mgmt          For                            For

2.     Shareholder proposal regarding the                        Shr           Against                        For
       reporting of climate-related risks and
       opportunities.

3.     Shareholder proposal regarding diversity                  Shr           Against                        For
       and inclusion reporting.




--------------------------------------------------------------------------------------------------------------------------
 COCA COLA EMBONOR SA                                                                        Agenda Number:  713814538
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2862K135
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2021
          Ticker:
            ISIN:  CLP3698K1338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      THE ANNUAL REPORT, BALANCE SHEET, FINANCIAL               Mgmt          For                            For
       STATEMENTS AND REPORT FROM THE OUTSIDE
       AUDITING FIRM FOR THE 2020 FISCAL YEAR

B      DISTRIBUTION OF PROFIT AND PAYMENT OF                     Mgmt          For                            For
       DIVIDENDS

C      ELECTION OF THE BOARD OF DIRECTORS                        Mgmt          For                            For

D      DETERMINATION OF THE COMPENSATION OF THE                  Mgmt          For                            For
       MEMBERS OF THE BOARD OF DIRECTORS AND OF
       THE MEMBERS OF THE COMMITTEE OF DIRECTORS
       FOR THE 2021 FISCAL YEAR

E      DESIGNATION OF THE OUTSIDE AUDITING FIRM                  Mgmt          For                            For
       AND OF THE RISK RATING AGENCIES FOR THE
       2021 FISCAL YEAR

F      INFORMATION IN REGARD TO THE RESOLUTIONS OF               Mgmt          For                            For
       THE BOARD OF DIRECTORS THAT ARE RELATED TO
       ACTS AND CONTRACTS THAT ARE GOVERNED BY
       TITLE XVI OF LAW 18,046

G      OTHER MATTERS OF INTEREST TO THE COMPANY OR               Mgmt          Abstain                        For
       THAT ARE APPROPRIATE, IN ACCORDANCE WITH
       THE BYLAWS AND THE PERTINENT LEGAL
       PROVISIONS




--------------------------------------------------------------------------------------------------------------------------
 COCA COLA EMBONOR SA                                                                        Agenda Number:  713822256
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2862K135
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2021
          Ticker:
            ISIN:  CLP3698K1338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      AMEND ARTICLE 4 RE CORPORATE PURPOSE                      Mgmt          For                            For

B      AUTHORIZE BOARD TO RATIFY AND EXECUTE                     Mgmt          For                            For
       APPROVED RESOLUTIONS




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE CV                                                     Agenda Number:  935341785
--------------------------------------------------------------------------------------------------------------------------
        Security:  344419106
    Meeting Type:  Annual
    Meeting Date:  24-Mar-2021
          Ticker:  FMX
            ISIN:  US3444191064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report of the chief executive officer of                  Mgmt          For
       the Company, which includes the financial
       statements of the Company for the 2020
       fiscal year; opinion of the Board of
       Directors of the Company regarding the
       content of the report of the chief
       executive officer; reports of the Board of
       Directors of the Company regarding the main
       policies and accounting and information
       criteria applied during the preparation of
       the Company's financial information,
       including the report of the ..(Due to space
       limits, see proxy material for full
       proposal).

II     Application of the results for the 2020                   Mgmt          For
       fiscal year of the Company, which will
       include a dividend declaration and payment
       in cash, in Mexican pesos.

III    Determination of the maximum amount to be                 Mgmt          For
       allocated for the Company's stock
       repurchase fund kept pursuant to article 56
       subsection IV of the Law.

IV     Election of the members of the Board of                   Mgmt          For
       Directors and secretaries of the Company,
       qualification of their independence, in
       accordance with the Law, and resolution
       with respect to their remuneration.

V      Election of members of the following                      Mgmt          For
       Committees: (i) Strategy and Finance, (ii)
       Audit, and (iii) Corporate Practices of the
       Company; appointment of each of their
       respective chairman, and resolution with
       respect to their remuneration.

VI     Appointment of delegates for the                          Mgmt          For
       formalization of the Meeting's resolutions.

VII    Reading and, if applicable, approval of the               Mgmt          For
       Meeting's minute.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY LATIN AMERICA LTD.                                                                  Agenda Number:  935286674
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9001E102
    Meeting Type:  Annual
    Meeting Date:  03-Dec-2020
          Ticker:  LILA
            ISIN:  BMG9001E1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Michael T. Fries                    Mgmt          For                            For

1.2    Election of Director: Paul A. Gould                       Mgmt          For                            For

1.3    Election of Director: Alfonso de Angoitia                 Mgmt          For                            For
       Noriega

2.     A proposal to appoint KPMG LLP as our                     Mgmt          For                            For
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2020, and to authorize the Board,
       acting by the audit committee, to determine
       the independent auditors remuneration.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY LATIN AMERICA LTD.                                                                  Agenda Number:  935370976
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9001E102
    Meeting Type:  Annual
    Meeting Date:  12-May-2021
          Ticker:  LILA
            ISIN:  BMG9001E1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Charles H.R. Bracken                                      Mgmt          For                            For
       Balan Nair                                                Mgmt          For                            For
       Eric L. Zinterhofer                                       Mgmt          For                            For

2.     A proposal to appoint KPMG LLP as our                     Mgmt          For                            For
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2021, and to authorize the Board,
       acting by the audit committee, to determine
       the independent auditors renumeration.

3.     A proposal to approve, on an advisory                     Mgmt          For                            For
       basis, the compensation of our named
       executive officers as described in the
       proxy statement under the heading
       "Executive Officers and Directors
       Compensation."

4.     A proposal to approve an amendment to the                 Mgmt          For                            For
       Liberty Latin America 2018 Incentive Plan
       to increase the number of shares authorized
       under such plan from 25,000,000 to
       75,000,000.




--------------------------------------------------------------------------------------------------------------------------
 UNION DE CERVECERIAS PERUANAS BACKUS Y JOHNSTON SA                                          Agenda Number:  712977973
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9405S194
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2020
          Ticker:
            ISIN:  PEP218025000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      ELECTION OR REMOVAL OF DIRECTORS                          Non-Voting

2      APPROVAL OF SOCIAL MANAGEMENT (EEFF AND                   Non-Voting
       MEMORY)

3      DISTRIBUTION OR APPLICATION OF UTILITIES                  Non-Voting

4      MODIFICATION OF THE COMPANY'S BYLAWS TO                   Non-Voting
       ALLOW NON-ATTENDANCE SHAREHOLDERS MEETINGS

5      APPOINTMENT OF EXTERNAL AUDITORS FOR THE                  Non-Voting
       YEAR 2020

CMMT   PLEASE NOTE THAT AS BROADRIDGE HAS BEEN                   Non-Voting
       NOTIFIED LATE OF THIS PARTICULAR MEETING,
       VOTING CANNOT BE SUPPORTED AND THE MEETING
       HAS BEEN SET UP AS AN INFORMATION ONLY
       MEETING. SHOULD YOU HAVE ANY QUESTIONS
       PLEASE EITHER CONTACT YOUR BROADRIDGE
       CLIENT SERVICE REPRESENTATIVE OR YOUR
       CUSTODIAN

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES                 Non-Voting
       NOT REACH QUORUM, THERE WILL BE A SECOND
       CALL ON 30 JUL 2020. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 UNION DE CERVECERIAS PERUANAS BACKUS Y JOHNSTON SA                                          Agenda Number:  713708658
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9405S194
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2021
          Ticker:
            ISIN:  PEP218025000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL                     Non-Voting
       MEETING INFORMATION IS AVAILABLE BY
       CLICKING ON THE MATERIAL URL LINK:
       HTTPS://MATERIALS.PROXYVOTE.COM/APPROVED/99
       999Z/19840101/NPS_224161.PDF

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A                Non-Voting
       PERMANENT POA OR MEETING SPECIFIC SIGNED
       POWER OF ATTORNEY (POA) IS REQUIRED IN
       ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. THE POA IS
       REQUIRED TO BE NOTARIZED. ABSENCE OF A POA,
       MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.THE MEETING SPECIFIC POA MUST BE
       COMPLETED AND THE ORIGINAL MUST BE
       SUBMITTED, 7 BUSINESS DAYS PRIOR TO CUTOFF
       DATE, AT 12:00 E.S.T. TO ATTN: AMELIA
       MENESES/ MAURICIO SCHWARTZMANN, CANAVAL Y
       MOREYRA 480, PISO 3, SAN ISIDRO, L -27,
       LIMA - PERU. THIS DOCUMENT CAN BE RETRIEVED
       FROM THE HYPERLINK. IF YOU HAVE ANY
       QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE

1      APPROVAL OF SOCIAL MANAGEMENT (EEFF AND                   Mgmt          For                            For
       MEMORY)

2      DISTRIBUTION OR APPLICATION OF UTILITIES                  Mgmt          For                            For

3      OPINION OF THE EXTERNAL AUDITORS FOR THE                  Mgmt          For                            For
       YEAR ENDED DECEMBER 31,2020

4      APPOINTMENT OF EXTERNAL AUDITORS FOR THE                  Mgmt          For                            For
       YEAR 2021



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cook & Bynum Funds Trust
By (Signature)       /s/ Richard P Cook
Name                 Richard P Cook
Title                President
Date                 08/10/2021